Significant Accounting Policies - Schedule of Anti-dilutive Securities Excluded from Computation of Earnings Per Share (Details) - Successor [Member] - shares	3 Months Ended	4 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Share equivalents excluded from EPS	8,993,021	14,955,754
Series A Convertible Preferred Stock [Member]
Share equivalents excluded from EPS		5,962,733
Warrants [Member]
Share equivalents excluded from EPS	4,677,458	4,677,458
Stock Options [Member]
Share equivalents excluded from EPS	3,658,421	3,658,421
Shares Underlying Unit Purchase Options [Member]
Share equivalents excluded from EPS	657,142	657,142